Contents of Significant Accounts - Movement of Deferred Tax (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in deferred tax assets and liabilities [Line Items]
Beginning Balance	$ 3,154,352	$ 4,700,868
Amounts recognized in profit or loss during the period	(2,330,797)	(979,537)
Amounts recognized in other comprehensive income (loss)	852,567	(387,138)	$ (165,506)
Amounts recognized in equity	(2,720)	22
Exchange adjustments	(9,602)	(179,863)
Ending Balance	$ 1,663,800	$ 3,154,352	$ 4,700,868